Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2023
Taxes on Income [Abstract]
Schedule of Provision for Income Taxes	The components of the provision for income taxes are as follows:
Year ended December 31,
(in thousands)	2023	2022	2021
Current tax	$-	$-	$-
Deferred tax	-	-	-
Provision for income taxes, net	$-	$-	$-

Schedule of Reconciliation of Effective Tax Rate	A reconciliation between the Company’s effective tax rate and the statutory rate are as follows:
	Year ended December 31,
	2023	2022	2021
Statutory tax rate	23%	23%	23%
Permanent differences	1%	-%	7%
Exchange rate differences	(5)%	(3)%	10%
Change in valuation allowance	(19)%	(20)%	(40)%
Effective tax rate	-	-	-

Schedule of Deferred Tax Liabilities and Assets	Components of the Company’s deferred tax liabilities and assets are as follows:
	Year ended December 31,
(in thousands)	2023	2022
Tax assets in respect of:
Accrued employees’ and directors’ compensation	$205	$213
Stock based compensation	1,813	1,365
Research and development expenses	4,016	3,486
Fixed assets	159	185
Loss on disposal group of assets held for sale	710	-
Net loss carryforward	15,356	23,693
Total deferred tax assets	22,259	28,942
Less - valuation allowance	(22,259)	(28,942)
Deferred tax assets	$-	$-